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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13 (f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended June 30, 2009

                 (Please read instructions before preparing form.)

If amended report check here:  [_]

Rex Capital Advisors, LLC
Name of Institutional Investment Manager

50 Park Row West, Suite 113                 Providence        RI      02903
Business Address              (Street)        (City)       (State)    (Zip)

Arthur Duffy   (401)  383 - 5370      Member
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION
  Intentional misstatements or ommissions of facts constitute Federal Criminal
                                  Violations.
                  See 18 U.S.C.  1001 and 15 U.S.C.  78ff (a)

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Providence and State of Rhode Island on the 12th day of August, 2009.

                               Rex Capital Advisors, LLC
                               (Name of Institutional Investment Manager


                               ----------------------------------------
                               (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13f File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                          13 F File No.:
1.
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2.
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3.
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4.
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5.
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6.
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7.
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8.
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9.
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10.
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*     Refers to manager number on attached detail in Item 7.

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AS OF JUNE 30, 2009      FORM 13F    SEC FILE   REX CAPITAL ADVISORS, LLC


                                                                                                                      ITEM 8:
                                                                             ITEM 5:      ITEM 6:                VOTING AUTHORITY
                                                    ITEM 3:     ITEM 4:     SHARES OR   INVESTMENT             --------------------
ITEM 1:                             ITEM 2:          CUSIP    FAIR MARKET   PRINCIPAL   DISCRETION     ITEM 7:  (A)    (B)    (C)
NAME OF ISSUER                  TITLE OF CLASS      NUMBER      VALUE        AMOUNT    (A)  (B)  (C)  MANAGERS  SOLE  SHARED  NONE
-----------------------        -----------------  ---------   -----------   ---------  ---  ---  ---  --------  ----  ------ ------
APPLE, INC. CMN                COMMON STOCK       037833100       245,264       1,722             XX                          1,722

CRYSTALLEX INTL                COMMON STOCK       22942F101         3,094      14,065             XX                         14,065

FORTRESS INVESTMENT GROUP LLC  COMMON STOCK       34958B106        34,200      10,000   XX                                   10,000

GOLDMAN SACHS GROUP, INC.      COMMON STOCK       38141g10        218,064       1,479             XX                          1,479

GOOGLE, INC. CMN CLASS A       COMMON STOCK       38259p508       220,492         523             XX                            523

PHILIP MORRIS INTERNATIONAL    COMMON STOCK       718172109       215,221       4,934             XX                          4,622
                                                                                        XX                                      312

ISHARES RUSSELL 1000 VALUE     ETF                464287598       234,813       4,934   XX                                    4,934

ISHARES S&P 500 VALUE          ETF                464287408     1,804,742      41,336   XX                                   41,336

ISHARES RUSSELL 2000 VALUE     ETF                464287630       339,038       7,286   XX                                    7,286

ISHARES TR RUSSELL 2000        ETF                464287655     1,309,311      25,633   XX                                   25,633

ISHARES RUSSELL 2000 GROWTH    ETF                464287648       357,317       6,303   XX                                    6,303

ISHARES MSCI EAFE              ETF                464287465     1,766,870      38,570   XX                                   38,570

STANDARD&POORS DEP RCPT        ETF                78462f103     4,882,556      53,100   XX                                   53,100

ISHARES MSCI PACIFIC EX-JAPAN  ETF                464286665       378,520      11,952   XX                                   11,952

MARKET VECTORS RUSSIA          ETF                57060U506       404,863      19,390   XX                                   19,390

VANGUARD TOTAL STK MKT         ETF                922908769     1,322,372      28,579   XX                                   28,579

AGGREGATE TOTAL                                                13,736,738
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